Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) for derivative instruments for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
(US $ in thousands)	2016	2015	2016	2015
Realized (loss)
Interest rate swap contracts	$(671)	$(989)	$(2,847)	$(3,348)
Foreign exchange forward contracts	(152)	(3,238)	(468)	(3,238)
Unrealized gain (loss)
Interest rate swap contracts	2,744	(4,032)	(3,122)	(5,866)
Foreign exchange forward contracts	1,692	1,789	3,690	612

Total realized and unrealized (loss) gain	3,613	(6,470)	(2,747)	(11,840)